SCHEDULE OF DETAILED INFORMATION ABOUT ACQUISITIONS OF BUSINESS (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 8,993
Ending Balance	8,993	$ 8,993
Realty Crunch In [Member]
IfrsStatementLineItems [Line Items]
Ending Balance	602
Expetitle [Member]
IfrsStatementLineItems [Line Items]
Ending Balance	7,670
Lemon Brew [Member]
IfrsStatementLineItems [Line Items]
Ending Balance	721
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	8,993	10,262
Impairment		(723)
Adjustments		(546)
Additions
Ending Balance	8,993	8,993
Gross carrying amount [member] | Realty Crunch In [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	602	602
Impairment
Adjustments
Additions
Ending Balance	602	602
Gross carrying amount [member] | Expetitle [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	7,670	8,393
Impairment		(723)
Adjustments
Additions
Ending Balance	7,670	7,670
Gross carrying amount [member] | Lemon Brew [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	721	1,267
Impairment
Adjustments		(546)
Additions
Ending Balance	$ 721	$ 721